Condensed Consolidated Statements of Changes In Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock To Be Issued [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 93	$ 2,373,918	$ 16,340	$ (3,631,442)	$ (1,241,091)
Beginning balance, shares at Dec. 31, 2019	1,213	9,269,996
Common stock issued for restricted stock units			459,589			459,589
Common stock issued for restricted stock units, shares		21,530
Dividends on Series A preferred stock					(103,062)	(103,062)
Net loss					(805,732)	(805,732)
Ending Balance, value at Dec. 31, 2020		$ 93	2,833,507	16,340	(4,540,236)	(1,690,296)
Ending balance, shares at Dec. 31, 2020	1,213	9,291,526
Common stock issued for restricted stock units			122,517			122,517
Dividends on Series A preferred stock					(25,768)	(25,768)
Net loss					(129,324)	(129,324)
Ending Balance, value at Mar. 31, 2021		$ 93	2,956,024	16,340	(4,695,328)	(1,722,871)
Ending balance, shares at Mar. 31, 2021	1,213	9,291,526
Beginning balance, value at Dec. 31, 2020		$ 93	2,833,507	16,340	(4,540,236)	(1,690,296)
Beginning balance, shares at Dec. 31, 2020	1,213	9,291,526
Net loss						(693,086)
Ending Balance, value at Sep. 30, 2021		$ 93	3,201,058	16,340	(5,310,626)	(2,093,135)
Ending balance, shares at Sep. 30, 2021	1,213	9,308,646
Beginning balance, value at Dec. 31, 2020		$ 93	2,833,507	16,340	(4,540,236)	(1,690,296)
Beginning balance, shares at Dec. 31, 2020	1,213	9,291,526
Warrants issued for financing costs			407,293			407,293
Common stock issued for restricted stock units			490,067			490,067
Common stock issued for restricted stock units, shares		20,626
Dividends on Series A preferred stock					(103,062)	(103,062)
Net loss					(1,152,134)	$ (1,152,134)
Common stock issued for cash, shares						210,000
Stock based compensation (As Restated)			420,000			$ 420,000
Ending Balance, value at Dec. 31, 2021		$ 93	4,150,867	16,340	(5,795,432)	(1,628,132)
Ending balance, shares at Dec. 31, 2021	1,213	9,312,152
Beginning balance, value at Mar. 31, 2021		$ 93	2,956,024	16,340	(4,695,328)	(1,722,871)
Beginning balance, shares at Mar. 31, 2021	1,213	9,291,526
Common stock issued for restricted stock units			122,517			122,517
Common stock issued for restricted stock units, shares		7,738
Dividends on Series A preferred stock					(25,768)	(25,768)
Net loss					(346,801)	(346,801)
Ending Balance, value at Jun. 30, 2021		$ 93	3,078,541	16,340	(5,067,897)	(1,972,923)
Ending balance, shares at Jun. 30, 2021	1,213	9,299,264
Common stock issued for restricted stock units			122,517			122,517
Common stock issued for restricted stock units, shares		9,382
Dividends on Series A preferred stock					(25,768)	(25,768)
Net loss					(216,961)	(216,961)
Ending Balance, value at Sep. 30, 2021		$ 93	3,201,058	16,340	(5,310,626)	(2,093,135)
Ending balance, shares at Sep. 30, 2021	1,213	9,308,646
Beginning balance, value at Dec. 31, 2021		$ 93	4,150,867	16,340	(5,795,432)	(1,628,132)
Beginning balance, shares at Dec. 31, 2021	1,213	9,312,152
Warrants issued for financing costs			319,643			319,643
Common stock issued for conversion of accrued interest convertible debt			16,340	(16,340)
Common stock issued for conversion of accrued interest convertible debt, shares		839
Common stock issued for restricted stock units			166,533			166,533
Common stock issued for restricted stock units, shares		5,104
Dividends on Series A preferred stock					(25,768)	(25,768)
Net loss					(681,839)	(681,839)
Ending Balance, value at Mar. 31, 2022		$ 93	4,653,383		(6,503,039)	(1,849,563)
Ending balance, shares at Mar. 31, 2022	1,213	9,318,095
Beginning balance, value at Dec. 31, 2021		$ 93	4,150,867	16,340	(5,795,432)	(1,628,132)
Beginning balance, shares at Dec. 31, 2021	1,213	9,312,152
Net loss						(2,277,539)
Ending Balance, value at Sep. 30, 2022		$ 136	16,548,719		(8,143,980)	8,404,875
Ending balance, shares at Sep. 30, 2022		13,586,393
Beginning balance, value at Mar. 31, 2022		$ 93	4,653,383		(6,503,039)	(1,849,563)
Beginning balance, shares at Mar. 31, 2022	1,213	9,318,095
Common stock issued for restricted stock units			166,533			166,533
Common stock issued for restricted stock units, shares		5,104
Dividends on Series A preferred stock					(25,768)	(25,768)
Net loss					(597,275)	(597,275)
Ending Balance, value at Jun. 30, 2022		$ 93	4,819,916		(7,126,082)	(2,306,073)
Ending balance, shares at Jun. 30, 2022	1,213	9,323,199
Warrants issued for financing costs			92,598			92,598
Common stock issued for conversion of accrued interest convertible debt		$ 1	588,523			588,524
Common stock issued for conversion of accrued interest convertible debt, shares		147,500
Common stock issued for restricted stock units			23,667			23,667
Common stock issued for restricted stock units, shares		1,045
Dividends on Series A preferred stock					(19,473)	(19,473)
Net loss					(998,425)	(998,425)
Common stock issued for cash		$ 14	10,031,401			10,031,415
Common stock issued for cash, shares		1,409,771
Warrants exercised for cash		$ 14	14,084			14,098
Warrants exercised for cash, shares		1,409,771
Common stock issued for exercise of warrants with settlement of notes payable		$ 9	576,467			576,476
Common stock issued for exercise of warrants with settlement of notes payable, shares		857,780
Common shares issued for dividends on and conversion of Series A preferred stock		$ 5	402,064			402,068
Common shares issued for dividends on and conversion of Series A preferred stock, shares	(1,213)	437,327
Ending Balance, value at Sep. 30, 2022		$ 136	$ 16,548,719		$ (8,143,980)	$ 8,404,875
Ending balance, shares at Sep. 30, 2022		13,586,393